Partnerships and Joint Ventures - Unconsolidated Partnerships and Joint Ventures and Equity Method Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Partnerships and Joint Ventures
Investments in unconsolidated partnerships and joint ventures under equity method	$ 726	$ 454
Balance Sheet Information:
Current assets	3,700	3,500
Noncurrent assets	1,700	1,300
Current liabilities	2,100	3,000
Noncurrent liabilities	1,700	628
Income Statement Information:
Revenue	1,500	1,600	$ 961
Direct cost	1,400	1,500	926
Net earnings	$ 26	$ 30	$ 14